UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Treasury Money Market Fund

July 31, 2017

UST-QTLY-0917
1.804885.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 44.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 44.8%
U.S. Treasury Bills
8/3/17 to 12/28/17	0.63 to 1.13%	$1,761,000	$1,757,515
U.S. Treasury Notes
8/15/17 to 4/30/19	0.72 to 1.46 (b)	3,973,020	3,974,455
TOTAL U.S. TREASURY DEBT
(Cost $5,731,970)			5,731,970

U.S. Treasury Repurchase Agreement - 58.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.04% dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations)#	$757,277	$757,255
1.04% dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations)#	49,808	49,807
With:
Barclays Capital, Inc. at 1.04%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $97,922,870, 0.00% - 9.13%, 11/24/17 - 11/15/44)	96,003	96,000
BMO Harris Bank NA at:
1%, dated 6/7/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,877,072, 1.38% - 3.88%, 7/31/18 - 8/15/40)	17,034	17,000
1.03%, dated 7/20/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,364,616, 0.88%, 1/31/18)	14,022	14,000
1.04%, dated:
7/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,643,575, 2.00%, 11/15/26)	17,030	17,000
7/24/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,378,444, 0.88% - 3.88%, 1/15/18 - 8/15/44)	18,035	18,000
1.05%, dated 7/24/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,616,322, 2.00%, 10/31/21)	18,035	18,000
1.06%, dated:
7/7/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,609,273, 1.00%, 5/15/18)	18,048	18,000
7/13/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,445,808, 0.00% - 3.13%, 10/12/17 - 5/15/45)	18,045	18,000
7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,629,643, 2.75%, 11/15/23)	18,041	18,000
1.07%, dated:
7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,756,526, 2.13%, 8/15/21)	18,045	18,000
7/26/17 due 8/7/17
(Collateralized by U.S. Treasury Obligations valued at $18,759,263, 2.00%, 2/15/22)	18,045	18,000
(Collateralized by U.S. Treasury Obligations valued at $9,231,699, 1.00% - 3.63%, 5/15/18 - 8/15/43)	9,024	9,000
7/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,268,115, 0.88% - 3.00%, 7/31/19 - 2/15/47)	9,024	9,000
7/28/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,660,012, 2.50%, 5/15/24)	18,047	18,000
BNP Paribas, S.A. at:
0.95%, dated 5/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $36,075,429, 0.00% - 6.25%, 9/14/17 - 2/15/45)	35,085	35,000
0.97%, dated 5/22/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,772,176, 0.00% - 8.75%, 3/1/18 - 8/15/46)	35,079	35,000
0.99%, dated:
5/26/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,743,974, 0.00% - 7.50%, 9/14/17 - 11/15/24)	34,091	34,000
5/31/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,130,453, 0.00% - 8.75%, 9/14/17 - 2/15/45)	52,130	52,000
1%, dated:
5/26/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $39,951,228, 0.00% - 8.75%, 9/14/17 - 2/15/45)	39,128	39,000
6/2/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,566,042, 0.00% - 7.50%, 9/14/17 - 8/15/44)	26,069	26,000
1.02%, dated:
6/8/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,913,003, 0.00% - 8.13%, 9/14/17 - 11/15/46)	34,058	34,000
6/9/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,787,152, 0.00% - 8.75%, 3/1/18 - 8/15/45)	34,058	34,000
1.04%, dated:
6/9/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,733,248, 0.00% - 6.00%, 9/14/17 - 8/15/44)	34,088	34,000
6/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $71,171,758, 0.00% - 5.50%, 9/14/17 - 11/15/46)	69,120	69,000
1.05%, dated:
6/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $70,922,713, 0.00% - 8.75%, 9/14/17 - 2/15/45)	69,183	69,000
6/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $70,002,882, 0.00% - 9.13%, 9/14/17 - 8/15/44)	68,119	68,000
1.06%, dated:
6/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $69,455,119, 0.00% - 6.00%, 3/1/18 - 8/15/28)	68,180	68,000
6/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,040,398, 2.13% - 6.88%, 5/15/25 - 11/15/45)	34,059	34,000
6/29/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,523,049, 0.00% - 3.00%, 9/14/17 - 11/15/46)	17,030	17,000
1.07%, dated 6/22/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,103,117, 0.00% - 8.88%, 3/1/18 - 8/15/46)	52,139	52,000
1.08%, dated 7/18/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,367,776, 0.00% - 8.13%, 3/1/18 - 2/15/46)	18,049	18,000
1.1%, dated 7/18/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,367,925, 0.00% - 2.75%, 3/1/18 - 2/15/24)	18,062	18,000
1.12%, dated:
6/27/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,502,374, 0.00% - 3.00%, 1/11/18 - 11/15/45)	18,067	18,000
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $18,364,582, 2.00% - 8.75%, 8/15/20 - 5/15/21)	18,060	18,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $18,364,051, 0.00% - 3.00%, 9/14/17 - 11/15/44)	18,060	18,000
1.13%, dated 6/29/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,379,053, 0.00% - 2.88%, 9/14/17 - 8/15/45)	18,068	18,000
1.14%, dated 7/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $36,079,393, 0.00% - 6.88%, 9/14/17 - 11/15/44)	35,133	35,000
Commerz Markets LLC at:
1.09%, dated:
7/26/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $26,527,011, 2.25%, 11/15/24)	26,006	26,000
7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $52,031,025, 2.25%, 11/15/24)	51,011	51,000
1.1%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $181,560,580, 0.88% - 2.00%, 5/15/19 - 11/15/26)	178,005	178,000
Deutsche Bank Securities, Inc. at:
1.05%, dated 7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $26,626,674, 1.00% - 4.38%, 12/31/17 - 5/15/41)	26,005	26,000
1.07%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $12,240,369, 0.88% - 2.13%, 7/15/18 - 12/31/21)	12,000	12,000
Federal Reserve Bank of New York at 1%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,485,096,844, 1.75% - 4.75%, 5/15/23 - 2/15/41)	3,485,097	3,485,000
Goldman Sachs & Co. at 1.05%, dated 7/31/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,360,565, 1.38%, 7/31/18)	18,004	18,000
HSBC Securities, Inc. at 1.03%, dated 7/26/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $142,825,372, 1.13% - 1.50%, 1/31/19 - 6/30/21)	140,028	140,000
Lloyds Bank PLC at:
1.05%, dated 8/1/17 due 8/7/17(c)	75,013	75,000
1.15%, dated 7/14/17 due 9/12/17 (Collateralized by U.S. Treasury Obligations valued at $70,748,981, 1.13%, 2/28/19)	69,132	69,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.04%, dated 7/19/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,273,498, 1.63% - 3.75%, 3/15/20 - 8/15/45)	9,008	9,000
Mizuho Securities U.S.A., Inc. at 1.05%, dated 7/31/17 due 8/1/17
(Collateralized by U.S. Treasury Obligations valued at $34,835,243, 2.25%, 11/15/25)	34,001	34,000
(Collateralized by U.S. Treasury Obligations valued at $26,523,627, 0.00%, 1/25/18)	26,001	26,000
MUFG Securities EMEA PLC at:
0.91%, dated 5/1/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,303,144, 1.50% - 2.13%, 11/30/19 - 5/15/25)	11,026	11,000
1.02%, dated 6/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,349,319, 1.75% - 2.13%, 2/28/22 - 5/15/25)	10,026	10,000
1.05%, dated:
7/18/17 due 8/7/17
(Collateralized by U.S. Treasury Obligations valued at $34,892,838, 2.63%, 11/15/20)	34,031	34,000
(Collateralized by U.S. Treasury Obligations valued at $17,464,913, 2.00%, 4/30/24)	17,015	17,000
7/21/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,853,506, 2.63%, 8/15/20)	26,021	26,000
7/25/17 due:
8/2/17 (Collateralized by U.S. Treasury Obligations valued at $17,439,314, 1.63%, 5/15/26)	17,004	17,000
8/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,499,560, 2.00%, 2/15/23)	17,006	17,000
7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $25,657,600, 2.13%, 11/30/23)	25,005	25,000
7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $18,544,247, 2.38%, 5/15/27)	18,001	18,000
8/1/17 due 8/7/17(c)	9,004	9,000
8/1/17 due 8/7/17(c)	10,002	10,000
1.07%, dated 7/18/17 due 8/18/17 (Collateralized by U.S. Treasury Obligations valued at $17,417,448, 1.13% - 1.75%, 4/30/20 - 5/15/23)	17,016	17,000
Natixis SA at 1.04%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $87,733,104, 0.00% - 8.75%, 5/24/18 - 5/15/46)	86,002	86,000
Nomura Securities International, Inc. at:
1.04%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $207,096,698, 0.00% - 8.50%, 8/10/17 - 11/15/46)	203,006	203,000
1.05%, dated 7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $256,819,059, 0.00% - 9.00%, 12/21/17 - 5/15/44)	251,251	251,200
Norinchukin Bank at:
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $9,205,469, 1.63%, 8/31/19)	9,025	9,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $9,200,408, 1.63%, 8/31/19)	9,025	9,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $17,373,488, 1.63%, 8/31/19)	17,048	17,000
1.13%, dated 7/25/17 due 9/25/17 (Collateralized by U.S. Treasury Obligations valued at $9,185,226, 1.63%, 8/31/19)	9,018	9,000
1.15%, dated 6/15/17 due 8/31/17 (Collateralized by U.S. Treasury Obligations valued at $9,195,347, 1.63%, 8/31/19)	9,022	9,000
1.17%, dated 7/26/17 due 10/26/17 (Collateralized by U.S. Treasury Obligations valued at $9,185,226, 1.63%, 8/31/19)	9,027	9,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $9,190,287, 1.63%, 8/31/19)	9,029	9,000
RBC Capital Markets Corp. at:
0.92%, dated 5/4/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $9,232,671, 0.00% - 8.50%, 10/12/17 - 5/15/46)	9,021	9,000
0.93%, dated 5/9/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,326,032, 1.25% - 7.63%, 7/31/18 - 5/15/47)	14,033	14,000
0.95%, dated 5/15/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,265,479, 0.00% - 3.75%, 11/9/17 - 5/15/47)	12,029	12,000
RBC Dominion Securities at:
0.93%, dated 5/8/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,400,354, 1.38%, 1/31/21)	18,043	18,000
1.03%, dated 7/26/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $52,028,951, 1.38%, 1/31/21)	51,054	51,000
1.05%, dated:
6/30/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $33,691,471, 1.38%, 1/31/21)	33,031	33,000
7/5/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $17,353,694, 1.38%, 1/31/21)	17,014	17,000
1.07%, dated:
7/20/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,366,636, 1.38%, 1/31/21)	18,051	18,000
7/24/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,364,454, 1.38%, 1/31/21)	18,051	18,000
1.08%, dated 7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,363,859, 1.38%, 1/31/21)	18,053	18,000
RBS Securities, Inc. at:
1.04%, dated:
7/26/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $38,769,908, 1.38% - 2.25%, 12/31/18 - 1/31/24)	38,008	38,000
7/27/17 due 8/3/17 (Collateralized by U.S. Treasury Obligations valued at $38,854,881, 1.38% - 4.38%, 12/31/18 - 11/15/39)	38,008	38,000
1.05%, dated 7/31/17 due 8/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,094,864, 2.88%, 8/15/45)	3,000	3,000
Societe Generale at:
1.05%, dated:
7/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,912,922, 1.13% - 4.38%, 1/31/19 - 5/15/45)	34,033	34,000
7/18/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,347,112, 0.00% - 2.00%, 11/24/17 - 5/31/21)	17,015	17,000
1.06%, dated:
7/12/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,700,800, 1.13% - 3.00%, 1/31/19 - 5/15/45)	34,061	34,000
7/25/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $73,498,328, 0.63% - 3.13%, 11/30/17 - 11/15/41)	72,131	72,000
1.09%, dated:
7/5/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,866,717, 0.00% - 5.38%, 8/31/17 - 5/15/45)	35,097	35,000
7/6/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,728,178, 0.00% - 2.25%, 11/24/17 - 8/15/46)	35,097	35,000
7/13/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,720,552, 0.00% - 2.13%, 6/21/18 - 5/31/21)	35,095	35,000
Sumitomo Mitsui Trust Bank Ltd. at 1.16%, dated:
6/22/17 due 8/2/17 (Collateralized by U.S. Treasury Obligations valued at $10,309,001, 2.00% - 4.25%, 11/15/17 - 2/15/25)	10,013	10,000
6/28/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,321,650, 2.38% - 4.25%, 11/15/17 - 8/15/24)	10,014	10,000
7/19/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,260,154, 2.50%, 5/15/24)	10,011	10,000
7/26/17 due 8/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,253,557, 2.50% - 4.25%, 11/15/17 - 5/15/24)	10,011	10,000
8/2/17 due 8/7/17(c)	10,011	10,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,526,262)		7,526,262
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $13,258,232)		13,258,232
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(467,706)
NET ASSETS - 100%		$12,790,526

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$757,255,000 due 8/1/17 at 1.04%
BNP Paribas, S.A.	$39,000
Credit Agricole CIB New York Branch	70,000
Credit Suisse Securities (USA) LLC	512,255
Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,000
Wells Fargo Securities LLC	108,000
$757,255
$49,807,000 due 8/1/17 at 1.04%
BNP Paribas, S.A.	2,581
Credit Suisse Securities (USA) LLC	44,151
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,075
$49,807

Income Tax Information

At July 31, 2017 the cost for Federal Income Tax Purposes was $13,258,232,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Exempt Money Market Fund

July 31, 2017

DTE-QTLY-0917
1.804884.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 33.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.92% 8/7/17, LOC Bayerische Landesbank, VRDN (a)	$25,236	$25,236
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.96% 8/7/17, VRDN (a)	5,000	5,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.87% 8/1/17, VRDN (a)	4,450	4,450
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Proj.):
Series 2011 I, 0.84% 8/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	4,400	4,400
Series 2011 J, 0.84% 8/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	12,000	12,000
Series 2012 A, 0.86% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		60,586
Alaska - 0.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.83% 8/7/17, VRDN (a)	2,900	2,900
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.85% 8/7/17, VRDN (a)	33,200	33,200
		36,100
Arizona - 1.6%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 F, 0.85% 8/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	44,300	44,300
Series 2015 C, 0.83% 8/7/17, LOC Bank of America NA, VRDN (a)	12,800	12,800
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.91% 8/7/17, VRDN (a)	6,125	6,125
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.85% 8/7/17, LOC Bank of America NA, VRDN (a)	890	890
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.85% 8/7/17, LOC Freddie Mac, VRDN (a)	6,600	6,600
		70,715
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.92% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,445	2,445
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.85% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	23,640	23,640
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.92% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,695	5,695
		31,780
Connecticut - 1.0%
Connecticut Gen. Oblig. Series 2016 C, 0.94% 8/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	32,185	32,185
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.85% 8/7/17, LOC Bank of America NA, VRDN (a)	12,000	12,000
		44,185
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.99% 8/7/17, VRDN (a)	1,550	1,550
Series 1999 A, 0.86% 8/7/17, VRDN (a)	3,500	3,500
		5,050
District Of Columbia - 1.2%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.89% 8/7/17, LOC Bank of America NA, VRDN (a)	875	875
(Washington Drama Society, Inc. Proj.) Series 2008, 0.83% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	35,870	35,870
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 0.86% 8/7/17, LOC Freddie Mac, VRDN (a)	14,150	14,150
(Pentacle Apts. Proj.) Series 2008, 0.89% 8/7/17, LOC Freddie Mac, VRDN (a)	3,190	3,190
		54,085
Florida - 0.4%
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.87% 8/7/17, LOC Branch Banking & Trust Co., VRDN (a)	18,000	18,000
Georgia - 0.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.89% 8/1/17, VRDN (a)	2,800	2,800
Second Series 1995, 0.9% 8/1/17, VRDN (a)	4,300	4,300
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.9% 8/1/17, VRDN (a)	8,400	8,400
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.84% 8/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,200	12,200
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.9% 8/1/17, VRDN (a)	3,750	3,750
Series 2008, 0.9% 8/1/17, VRDN (a)	6,000	6,000
		37,450
Illinois - 4.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.91% 8/7/17, LOC Barclays Bank PLC, VRDN (a)	15,100	15,100
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.85% 8/7/17, LOC JPMorgan Chase Bank, VRDN(a)	4,800	4,800
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.84% 8/7/17, LOC Barclays Bank PLC, VRDN (a)	765	765
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.85% 8/7/17, LOC Bank of America NA, VRDN (a)	44,450	44,450
Series 2007 A 2B, 0.85% 8/7/17, LOC PNC Bank NA, VRDN (a)	11,400	11,400
Series 2007 A 2C, 0.85% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700	27,700
Series 2007 A1, 0.85% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	66,600	66,600
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.87% 8/7/17, LOC Freddie Mac, VRDN (a)	11,500	11,500
		182,315
Indiana - 1.4%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.93% 8/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,900	1,900
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.85% 8/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	14,800	14,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.85% 8/7/17, LOC Mizuho Bank Ltd., VRDN (a)	39,950	39,950
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.96% 8/7/17, VRDN (a)	2,700	2,700
Series I, 0.96% 8/7/17, VRDN (a)	1,200	1,200
		60,550
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.83% 8/7/17, LOC MUFG Union Bank NA, VRDN (a)	11,700	11,700
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.86% 8/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	28,215	28,215
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.84% 8/7/17, VRDN (a)	8,200	8,200
		48,115
Louisiana - 6.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.85% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.84% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	7,690	7,690
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.82% 8/7/17, VRDN (a)	7,800	7,800
(C-Port LLC Proj.) Series 2008, 0.87% 8/7/17, LOC Bank of America NA, VRDN (a)	2,900	2,900
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.94% 8/7/17, VRDN (a)	22,200	22,200
Series 2010 B1, 0.94% 8/7/17, VRDN (a)	15,400	15,400
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.85% 8/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	60,800	60,800
Series 2010, 0.85% 8/7/17, LOC Mizuho Bank Ltd., VRDN (a)	93,400	93,400
Series 2011, 0.84% 8/7/17, LOC Bank of Nova Scotia, VRDN (a)	57,200	57,200
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 0.84% 8/7/17, LOC Freddie Mac, VRDN (a)	7,100	7,100
FNMA Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.83% 8/7/17, LOC Fannie Mae, VRDN (a)	9,470	9,470
		285,960
Michigan - 0.1%
Grand Traverse County Hosp. Series 2011 B, 0.86% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Minnesota - 0.5%
FHLMC Oak Park Heights Multi-family Rev. 0.83% 8/7/17, LOC Freddie Mac, VRDN (a)	4,500	4,500
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.9% 8/7/17, LOC Fannie Mae, VRDN (a)	15,950	15,950
		20,450
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.86% 8/7/17, LOC Bank of America NA, VRDN (a)	11,975	11,975
Nevada - 0.8%
Reno Cap. Impt. Rev. Series 2005 A, 0.85% 8/7/17, LOC Bank of America NA, VRDN (a)	36,555	36,555
New York - 5.4%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.85% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,425	5,425
New York City Gen. Oblig.:
Series 2004 A3, 0.87% 8/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	10,700	10,700
Series 2008, 0.84% 8/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,130	8,130
Series 2015 F4, 0.83% 8/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,420	8,420
Series J8, 0.84% 8/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	8,360	8,360
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.83% 8/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	23,090	23,090
Series 2010, 0.84% 8/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,300	9,300
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.85% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	34,150	34,150
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.85% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,300	20,300
Series 2010 A, 0.87% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,985	17,985
Series 2013 A, 0.82% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	23,500	23,500
Series 2014 A, 0.82% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2015 A, 0.85% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,300	23,300
Westchester County Indl. Agcy. Rev. Series 2001, 0.99% 8/7/17, LOC RBS Citizens NA, VRDN (a)	5,465	5,465
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 0.84% 8/7/17, LOC Freddie Mac, VRDN (a)	1,900	1,900
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 0.82% 8/7/17, LOC Fannie Mae, VRDN (a)	37,000	37,000
		242,025
North Carolina - 1.3%
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.87% 8/7/17, LOC Branch Banking & Trust Co., VRDN (a)	17,600	17,600
(Deerfield Episcopal Retirement Proj.) Series 2008 B, 0.86% 8/7/17, LOC Branch Banking & Trust Co., VRDN (a)	11,700	11,700
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.85% 8/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	29,700	29,700
		59,000
Ohio - 0.3%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.89% 8/7/17, LOC Northern Trust Co., VRDN (a)	8,995	8,995
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.87% 8/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,455	2,455
		11,450
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.85% 8/7/17, LOC Bank of America NA, VRDN (a)	7,500	7,500
Pennsylvania - 0.4%
Chester County Health & Ed. Auth. Rev. 0.87% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,635	6,635
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.87% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000	1,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.92% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
(United Zion Retirement Cmnty. Proj.) 0.97% 8/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,470	2,470
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.9% 8/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,870	3,870
Ridley School District Series 2009, 0.84% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	2,000	2,000
		18,495
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.87% 8/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,300	1,300
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.89% 8/7/17, LOC Bank of America NA, VRDN (a)	2,385	2,385
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.89% 8/7/17, LOC Bank of America NA, VRDN (a)	2,135	2,135
		4,520
Texas - 1.6%
Houston Arpt. Sys. Rev. Series 2010, 0.91% 8/7/17, LOC Barclays Bank PLC, VRDN (a)	28,270	28,270
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.88% 8/7/17 (Total SA Guaranteed), VRDN (a)	1,900	1,900
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.88% 8/7/17 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.88% 8/7/17 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.88% 8/7/17 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.88% 8/7/17 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.88% 8/7/17, LOC Bank of America NA, VRDN (a)	11,425	11,425
		70,895
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.89% 8/7/17, LOC Bank of America NA, VRDN (a)	7,570	7,570
Washington - 0.9%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.87% 8/7/17, LOC Freddie Mac, VRDN (a)	9,110	9,110
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.92% 8/7/17, LOC Freddie Mac, VRDN (a)	3,500	3,500
(Reserve at Renton Apts. Proj.) Series 2014, 0.92% 8/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	14,700	14,700
(Urban Ctr. Apts. Proj.) Series 2012, 0.92% 8/7/17, LOC Freddie Mac, VRDN (a)	3,075	3,075
(Willow Tree Grove Apts. Proj.) Series 2011, 0.87% 8/7/17, LOC Freddie Mac, VRDN (a)	4,670	4,670
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.84% 8/7/17, LOC Fannie Mae, VRDN (a)	3,880	3,880
		38,935
West Virginia - 0.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.86% 8/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,685	3,685
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.85% 8/7/17, LOC Branch Banking & Trust Co., VRDN (a)	23,700	23,700
		27,385
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.91% 8/7/17, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.9% 8/7/17, VRDN (a)	5,930	5,930
		8,930
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,506,876)		1,506,876

Tender Option Bond - 34.8%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Arizona - 1.5%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	25,120	25,120
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters XF 05 19, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,100	2,100
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,515	6,515
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,390	3,390
Participating VRDN:
Series Floaters XM 04 47, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,900	9,900
Series MS 3078, 0.85% 8/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series Putters XM0009, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,120	3,120
Series XL 00 16, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200	6,200
		66,245
California - 0.7%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 15 XF0120, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Dignity Health Participating VRDN Series 17 04, 0.9% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100	4,100
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,350	1,350
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0441, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Univ. of California Revs. Participating VRDN:
Series Floaters XM 04 13, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,055	4,055
Series Floaters ZF 05 32, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
		29,420
Colorado - 1.5%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 0.85% 8/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,050	2,050
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.02% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series ZF 04 17, 0.97% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.9% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,100	8,100
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	13,800	13,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700	700
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 0.97%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,600	1,600
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,920	3,920
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 1.02%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	16,725	16,725
Participating VRDN Series Floaters XM 03 85, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Participating VRDN Series XM 03 05, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,200	7,200
		66,095
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,100	8,100
District Of Columbia - 0.7%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,350	2,350
District of Columbia Gen. Oblig.:
Bonds Series 2016 23, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,770	2,770
Participating VRDN:
Series 16 XM 03 26, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series Floaters XF 05 47, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,335	2,335
Series MS 4301, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,190	6,190
Series Floaters XM 04 37, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,200	4,200
Series XF 23 41, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, 0.97%, tender 8/31/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000	1,000
		33,295
Florida - 1.5%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,600	5,600
Central Florida Expressway Bonds Series RBC E 62, 1.02%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	25,635	25,635
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000	1,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,440	1,440
Florida Gen. Oblig. Bonds Series Solar 042, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,200	3,200
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,100	3,100
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.97% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800	800
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.02%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,800	6,800
		68,105
Georgia - 0.2%
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.87% 8/7/17 (Liquidity Facility Barclays Bank PLC)(a)(c)	1,800	1,800
Fulton County Gen. Oblig. Bonds Series 2017 07, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,975	2,975
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 1.02%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,800	5,800
		10,575
Hawaii - 0.7%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,900	1,900
Participating VRDN Series Floaters XM 04 29, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig.:
Bonds Series 2016, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Participating VRDN Series Floaters XM 05 27, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		29,275
Illinois - 2.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.92% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600	4,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.07% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series 15 XM0050, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series 15 XM0114, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700	2,700
Series Floaters XG 01 22, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Series MS 3332, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	400	400
Series XL 00 21, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Series ZF 04 78, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,925	5,925
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 0.88% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,900	10,900
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.92% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 ZM0120, 0.87% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters E100, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	28,100	28,100
Series Floaters XL 00 41, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,300	3,300
Series MS 16 XF 2212, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,809	2,809
The County of Cook Participating VRDN Series XF 23 13, 0.92% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.88% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000	2,000
		92,234
Indiana - 0.7%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	27,100	27,100
		32,000
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.9% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
		10,300
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
Louisiana - 1.2%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.87% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	40,765	40,765
Series XM 02 89, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,990	9,990
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
		54,755
Maryland - 0.7%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,900	2,900
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.92% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,100	5,100
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.87% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN:
Series 15 XF0110, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,955	9,955
Series 2017 ZF 2416, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		29,015
Massachusetts - 1.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.87%, tender 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	26,000	26,000
Series Clipper 09 69, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	6,350	6,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,540	8,540
Series EGL 15 002, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,285	10,285
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
		52,375
Michigan - 0.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,100	11,100
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,550	1,550
Michigan Fin. Auth. Rev. Participating VRDN:
Series 16 XM0223, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series XX 1043, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,110	5,110
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,950	10,950
		29,710
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN:
Series Floaters XM 04 25, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Series Floaters XM 04 26, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,400	3,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 1.12%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,150	5,150
		15,410
Mississippi - 0.6%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, 0.87% 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	10,500	10,500
Series ROC II R 14027, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
		27,760
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,570	5,570
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XF 0292, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,395	6,395
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series 15 XF 0046 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,915	8,915
Series Floaters 17 010, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,200	9,200
		30,080
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	13,855	13,855
Nebraska - 0.2%
Douglas County School District #1 Bonds Series 2016 27, 0.97%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,600	5,600
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Series Floaters XX 10 04, 0.87% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		10,400
Nevada - 1.0%
Clark County Fuel Tax:
Bonds Series Solar 17 25, 0.97%, tender 9/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,100	2,100
Participating VRDN ROC II R 11836, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,050	4,050
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0445, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,305	6,305
Series 16 ZF0446, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Series ZF 04 79, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,405	13,405
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,690	4,690
		42,515
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,413	4,413
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.01% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,800	1,800
New York - 3.0%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,790	10,790
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,020	7,020
Series Floaters XM 04 36, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Floaters XM 04 45, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,000	10,000
Series Putters 15 XM0002, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,400	15,400
Series ROC II R 11930, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,715	9,715
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series XF 23 18, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XM 04 38, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series Floaters XM 04 39, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Series ROC II R 11902, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Series ROC II R 14022, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,815	2,815
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 2014 XF 0012, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,730	6,730
New York Dorm. Auth. Revs. Participating VRDN:
Series Floaters XM 03 67, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
Series ROC II R 11735, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,395	10,395
Series ROC II R 11975, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
Series XF 0289, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,435	18,435
		131,100
North Carolina - 2.5%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 0.86% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.86% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZM 05 34, 0.85% 8/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,600	4,600
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.87% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series 16 XF 0290, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series EGL 14 0050, 0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,395	3,395
Series XM 02 82, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,505	1,505
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, 1.02%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,755	2,755
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,600	3,600
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,900	2,900
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,875	1,875
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
		113,030
Ohio - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,070	1,070
Lucas County Gen. Oblig. Bonds Series 2016 26, 0.97%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,000	2,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,200	2,200
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,400	6,400
Series 2016 ZF0355, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330	5,330
Series XL 00 31, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,445	2,445
		19,445
Oklahoma - 0.1%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Oregon - 0.7%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.9% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, 1.12%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,885	6,885
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN:
Series ROC II R 14051, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series XF 23 17, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 0.97%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,395	2,395
		30,705
Pennsylvania - 1.3%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,835	1,835
Series Floaters, XM 05 04, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Series Putters 0047, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,020	2,020
0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,855	2,855
Series ROC II R 14070, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	26,885	26,885
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,830	14,830
		57,360
South Carolina - 0.9%
Berkeley County School District Bonds Series Solar 17 0030, 0.98%, tender 8/17/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,925	2,925
Participating VRDN Series Floaters XM 04 42, 0.87% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, 0.97%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,365	1,365
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,705	12,705
Series Floaters XM 02 91, 0.97% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
Series Floaters XM 03 84, 0.97% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.97% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,730	8,730
		39,125
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 0.87% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		4,800
Texas - 3.6%
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, 0.98%, tender 8/17/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,300	7,300
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 1.12%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN:
Series Floaters 16 XF0503, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,625	5,625
Series Floaters 16 ZM0399, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
City of Houston Combined Util. Sys. First Lien Rev. Participating VRDN Series XM 03 49, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Conroe Independent School District Bonds Series 2016 15, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,795	3,795
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,345	2,345
El Paso Tex Independent School District Bonds Series Solar 17 01, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,860	4,860
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 0.89% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	8,635	8,635
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,600	2,600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.87%, tender 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Highland Park Independent School District Participating VRDN Series 16 XM0179, 0.85% 8/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	3,340	3,340
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.86% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Leander Independent School District Participating VRDN Series Floaters XF 24 22, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,785	3,785
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
Series Floaters XM 03 77, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,750	17,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 0.87% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 16 ZF 0282, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.86% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Texas Gen. Oblig.:
Bonds Series 2016 9, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,840	6,840
Participating VRDN Series Floaters XM 04 05, 0.85% 8/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Texas St. Wtr. Finl. Auth. Rev. Participating VRDN Series 16 XM 02 56, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
		158,525
Utah - 0.3%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.87% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600	6,600
		11,910
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400	1,400
Virginia - 1.5%
Fairfax County Indl. Dev. Auth. Participating VRDN Series 15 ZF0166, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,100	1,100
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,300	12,300
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 0.98%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300	1,300
Participating VRDN:
Series 15 ZF0173, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 17 XG 0111, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,375	3,375
Series EGL 14 0048, 0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	17,760	17,760
Univ. VA Univ. Revs. Participating VRDN Series Floaters 16 ZF0419, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,600	3,600
Virginia Gen. Oblig. Bonds Series 2016 11, 0.87%, tender 8/3/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 0.86% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		65,435
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters XF 23 97, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.86% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	17,690	17,690
Series Putters 15 XM0012, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,840	6,840
Series ROC II R 11962, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN Series Floaters XM 05 24, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,538	2,538
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 17 19, 0.98%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,500	1,500
Series WF 11-18C, 1.12%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Participating VRDN Series Floaters XM 04 59, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 0.97%, tender 10/26/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,900	2,900
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 1.12%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	23,415	23,415
Participating VRDN:
Series 16 XF0408, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series ROC II R 11889, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Series XF 0294, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,875	16,875
Series 15 XF0132, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,410	4,410
Series 15 XF0148, 0.86% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series 2015 XF0150, 0.88% 8/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,065	6,065
Series 2015 ZF0191, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,600	7,600
		126,993
Wisconsin - 0.4%
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, 0.97%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 1.02% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	6,100	6,100
Series Clipper 09 53, 1.02% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,600	4,600
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14065, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
		19,200
TOTAL TENDER OPTION BOND
(Cost $1,546,920)		1,546,920

Other Municipal Security - 24.9%
Alabama - 1.5%
Huntsville Health Care Auth. Rev. Series 2017:
0.86% 8/7/17, CP	6,200	6,200
0.91% 8/7/17, CP	21,500	21,500
0.92% 8/1/17, CP	17,800	17,800
0.95% 8/21/17, CP	20,900	20,900
		66,400
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.91% 8/8/17, CP	3,800	3,800
California - 1.2%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.92%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)	28,000	28,000
Series 2010 B, 0.92%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)	10,615	10,615
Los Angeles Dept. of Wtr. & Pwr. Rev. 1% 8/1/17 (Liquidity Facility Royal Bank of Canada), CP	13,100	13,100
		51,715
Colorado - 0.1%
Colorado Springs Utils. Rev. Series A:
0.9% 8/8/17, LOC Bank of America NA, CP	2,100	2,100
0.95% 8/9/17, LOC Bank of America NA, CP	1,700	1,700
		3,800
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.89% 1/1/18 (a)	900	900
Series 2016 G, 4% 11/1/17	10,090	10,162
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2, 0.91% tender 8/1/17, CP mode	2,500	2,500
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	1,100	1,107
		14,669
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.96% 9/5/17, LOC JPMorgan Chase Bank, CP	2,700	2,700
Florida - 1.6%
Florida Local Govt. Fin. Cmnty. Series 11A1, 0.95% 9/6/17, LOC JPMorgan Chase Bank, CP	13,714	13,714
Miami-Dade County Wtr. & Swr. Rev. Series A1, 0.92% 8/8/17, LOC Barclays Bank PLC, CP	17,800	17,800
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 1.12%, tender 2/26/18 (a)	4,300	4,300
Series 2014 A1, 1.07%, tender 2/26/18 (a)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, 1.12%, tender 2/26/18 (a)	16,400	16,400
		69,514
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series D-1, 1.01% 10/3/17, LOC Bank of America NA, CP	5,000	5,000
Series D-3, 1.01% 10/3/17, LOC Bank of America NA, CP	1,000	1,000
Series E-1, 1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,500	2,500
Series E-3:
1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	524	524
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	524	524
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,500	2,500
Atlanta Wtr. & Wastewtr. Rev. Series A:
1% 10/2/17, LOC PNC Bank NA, CP	11,500	11,500
1% 10/3/17, LOC Wells Fargo Bank NA, CP	1,115	1,115
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.) Series 85A, 0.92% tender 8/8/17, LOC Barclays Bank PLC, CP mode	5,500	5,500
Series B, 0.94% 9/7/17, LOC PNC Bank NA, CP	10,600	10,600
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	19,590	19,590
Series 2010 A2, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	35,365	35,365
		95,718
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.95%, tender 9/1/17 (a)	5,500	5,500
Illinois - 1.8%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	8,275	8,409
Series 16B2, 0.98% 9/20/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.93% 8/1/17, LOC PNC Bank NA, CP	8,240	8,240
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 1.12%, tender 2/26/18 (a)	10,550	10,550
(Hosp. Sisters Svcs., Inc. Proj.):
0.89% tender 8/3/17, CP mode	3,700	3,700
0.94% tender 8/3/17, CP mode	6,100	6,100
Series 12H:
0.93% tender 8/3/17, CP mode	10,000	10,000
0.95% tender 9/6/17, CP mode	9,700	9,700
Series 12I:
0.91% tender 9/19/17, CP mode	17,860	17,860
0.97% tender 9/6/17, CP mode	5,500	5,500
		81,159
Indiana - 0.7%
Indianapolis Gas Util. Sys. Rev. Series 2017, 0.9% 8/15/17, LOC JPMorgan Chase Bank, CP	30,700	30,700
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	11,555	11,561
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.99% tender 8/2/17, CP mode	3,500	3,500
Maryland - 0.4%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.95%, tender 9/1/17 (a)	16,100	16,100
Massachusetts - 0.7%
Massachusetts Gen. Oblig. Bonds Series B, 1.3% 2/1/18 (a)(b)	19,900	19,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 9/5/17, CP mode	3,100	3,100
Series 92, 1% tender 8/24/17, CP mode	8,900	8,900
		31,900
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 1.07%, tender 2/26/18 (a)	7,485	7,485
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.95%, tender 9/1/17 (a)	16,100	16,100
Michigan Hosp. Fin. Auth. Rev. Bonds Series 08C, 0.93% tender 9/5/17, CP mode	4,000	4,000
Univ. of Michigan Rev.:
Series K1, 0.93% 9/7/17, CP	3,555	3,555
Series K2:
0.94% 3/2/18, CP	5,500	5,500
0.96% 4/2/18, CP	1,200	1,200
		37,840
Minnesota - 0.3%
Univ. of Minnesota Gen. Oblig.:
Series 07B, 0.95% 9/7/17, CP	2,800	2,800
Series 09D, 0.95% 9/7/17, CP	8,800	8,800
		11,600
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 0.96% 9/5/17, CP	6,000	6,000
Montana - 0.1%
Montana Board of Invt. Bonds Series 2013, 1.2%, tender 3/1/18 (a)	3,030	3,030
Nebraska - 0.9%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.91% 8/8/17, CP	6,100	6,100
0.92% 8/7/17, CP	12,000	12,000
0.92% 9/5/17, CP	3,400	3,400
0.92% 9/12/17, CP	9,200	9,200
0.94% 8/3/17, CP	2,100	2,100
0.95% 8/2/17, CP	3,300	3,300
0.95% 8/4/17, CP	3,400	3,400
0.96% 9/1/17, CP	2,200	2,200
		41,700
Nevada - 0.4%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A:
0.93% 9/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,850	12,850
0.94% 9/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,950	4,950
		17,800
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
1.01% tender 8/22/17, CP mode	3,500	3,500
1.07% tender 8/2/17, CP mode	6,200	6,200
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	1,845	1,857
		11,557
New Jersey - 0.8%
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	4,200	4,236
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	5,976	6,005
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	4,525	4,529
Paramus BAN Series 2017, 2% 2/16/18	5,500	5,527
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2016, 2% 9/21/17	7,400	7,410
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	7,010	7,031
		34,738
New York - 0.6%
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	5,200	5,252
New York City Trust For Cultural Bonds Series 2014 B1, 0.86%, tender 4/9/18 (a)	3,325	3,325
New York Pwr. Auth.:
Series 1:
0.88% 8/15/17, CP	6,100	6,100
0.94% 9/12/17, CP	2,400	2,400
Series 2, 0.91% 8/4/17, CP	8,200	8,200
Tonawanda Town BAN Series 2016, 2% 8/31/17	3,600	3,603
		28,880
Ohio - 1.1%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	1,890	1,893
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	1,500	1,507
Franklin County Rev. Bonds Series 2013 OH, 0.95%, tender 9/1/17 (a)	13,700	13,700
Ohio Higher Edl. Facility Commission Rev. Bonds Series 08B6, 0.94% tender 10/5/17, CP mode	25,200	25,200
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.95% tender 9/7/17, CP mode	7,800	7,800
		50,100
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.17%, tender 2/26/18 (a)	8,245	8,245
Pennsylvania - 0.3%
Philadelphia Gas Works Rev. Series 2, 0.92% 8/16/17, LOC PNC Bank NA, CP	11,600	11,600
Tennessee - 0.5%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.94% 8/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
0.95% 8/15/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,100	6,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 0.9% 8/4/17 (Liquidity Facility JPMorgan Chase Bank), CP	11,300	11,300
		23,400
Texas - 6.0%
Austin Elec. Util. Sys. Rev. Series A:
0.9% 8/15/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	23,915	23,915
0.9% 8/22/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	11,500	11,500
0.91% 8/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,560	1,560
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series A, 0.97% 9/22/17, CP	3,750	3,750
Fort Bend Independent School District Series 2017, 0.93% 10/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Memorial Hermann Hosp. Sys. Proj.) 1% tender 8/4/17, CP mode	12,200	12,200
(Texas Children's Hosp. Proj.) Series 2015 2, 1.02%, tender 2/26/18 (a)	13,200	13,200
Series 16B1, 0.95% tender 10/4/17, CP mode	30,700	30,700
Harris County Gen. Oblig.:
Series A1, 0.92% 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,800	3,800
Series D, 0.92% 8/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	8,200	8,200
Harris County Metropolitan Trans. Auth.:
Series A1:
0.94% 9/12/17 (Liquidity Facility JPMorgan Chase Bank), CP	4,800	4,800
0.97% 10/10/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,300	7,300
1% 10/4/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,000	7,000
Series A3:
0.94% 9/12/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,500	5,500
0.97% 10/10/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,100	3,100
Houston Gen. Oblig. Series E1:
0.96% 9/5/17, LOC Citibank NA, CP	6,400	6,400
0.96% 9/7/17, LOC Citibank NA, CP	3,100	3,100
0.97% 8/29/17, LOC Citibank NA, CP	3,100	3,100
Lower Colorado River Auth. Rev.:
Series 2017:
0.94% 8/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,300	3,300
0.94% 8/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,700	11,700
0.96% 9/6/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,035	9,035
Series B:
0.93% 8/1/17, LOC State Street Bank & Trust Co., Boston, CP	2,089	2,089
0.96% 9/5/17, LOC State Street Bank & Trust Co., Boston, CP	4,484	4,484
0.96% 9/5/17, LOC State Street Bank & Trust Co., Boston, CP	1,294	1,294
0.98% 9/5/17, LOC State Street Bank & Trust Co., Boston, CP	5,300	5,300
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	6,000	6,115
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 1.12%, tender 2/26/18 (a)	9,900	9,900
Series 2013 B, 1.12%, tender 2/26/18 (a)	11,600	11,600
Texas A&M Univ. Rev. Series B, 0.95% 10/3/17, CP	11,700	11,700
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	3,585	3,582
Series 05, 0.91% 8/15/17, LOC Barclays Bank PLC, CP	6,800	6,800
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	4,375	4,382
Series A:
0.94% 8/2/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.97% 10/11/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.87% 8/14/17, CP	6,100	6,100
Upper Trinity Reg'l. Wtr. District Series 2017, 0.92% 8/1/17, LOC Bank of America NA, CP	7,900	7,900
		267,106
Wisconsin - 1.4%
Wisconsin Gen. Oblig.:
Series 06A, 0.96% 9/5/17 (Liquidity Facility BMO Harris Bank NA), CP	10,353	10,353
Series 13A, 0.95% 10/4/17 (Liquidity Facility BMO Harris Bank NA), CP	29,410	29,410
Wisconsin Trans. Rev. Series 13A:
0.95% 10/4/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	21,665	21,665
0.97% 10/4/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,200	3,200
		64,628
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,106,960)		1,106,960
	Shares (000s)	Value (000s)

Investment Company - 3.8%
Fidelity Tax-Free Cash Central Fund, 0.81%(e)
(Cost $167,260)	167,246	167,260
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $4,328,016)		4,328,016
NET OTHER ASSETS (LIABILITIES) - 2.6%		116,047
NET ASSETS - 100%		$4,444,063

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,455,000 or 1.4% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $182,695,000 or 4.1% of net assets.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 1.12%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Florida Expressway Bonds Series RBC E 62, 1.02%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$25,635
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$27,100
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.02%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$6,350
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 1.02%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Oregon Gen. Oblig. Bonds Series WF11 57 C, 1.12%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,885
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 12/1/16	$26,885
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 1.02%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.02%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16	$2,500
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 1.12%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,150
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.12%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 1.02%, tender 8/3/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$16,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 7/3/17	$14,830
Washington Gen. Oblig. Bonds Series WF 11-16C, 1.12%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.02% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$6,100
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, 1.02% 8/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$4,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$524
Total	$524

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Income Tax Information

At July 31, 2017 the cost for Federal Income Tax Purposes was $4,328,016,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017